Loans and other financial assets at amortized cost - Changes in gross carrying amount of due from banks (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		₩ 456,607,279
Changes in gross carrying amount of due from financial institutions [Abstract]
Ending balance		486,850,601	₩ 456,607,279
Due from bank, gross carrying amount
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		1,966,419	3,006,989	₩ 2,872,918
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase (decrease)		390,154	(1,154,265)	166,693
Changes due to business combinations		165,476	113,000
Others	[1]	114,882	695	(32,622)
Ending balance		2,636,931	1,966,419	3,006,989
Due from bank, gross carrying amount | Stage 1
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		1,966,419	3,006,989	2,872,918
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase (decrease)		390,154	(1,154,265)	166,693
Changes due to business combinations		165,476	113,000
Others	[1]	114,882	695	(32,622)
Ending balance		2,636,931	1,966,419	3,006,989
Due from bank, gross carrying amount | Lifetime expected credit losses | Stage 2
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		0	0	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase (decrease)		0	0	0
Changes due to business combinations		0	0
Others	[1]	0	0	0
Ending balance		0	0	0
Due from bank, gross carrying amount | Lifetime expected credit losses | Stage 3
Reconciliation of changes in gross carrying amount of due from financial institutions [Line Items]
Beginning balance		0	0	0
Changes in gross carrying amount of due from financial institutions [Abstract]
Transfer to 12-month expected credit losses		0	0	0
Transfer to lifetime expected credit losses		0	0	0
Transfer to credit-impaired financial assets		0	0	0
Net increase (decrease)		0	0	0
Changes due to business combinations		0	0
Others	[1]	0	0	0
Ending balance		₩ 0	₩ 0	₩ 0

[1]	Changes due to foreign currencies translation, etc